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                            UNITED STATES SECURITIES       ------------------------------
                             AND EXCHANGE COMMISSION       OMB APPROVAL
                             WASHINGTON, D.C. 20549        ------------------------------
                                                           OMB Number:         3235-0456
                                   FORM 24F-2              Expires:      August 31, 2000
                        ANNUAL NOTICE OF SECURITIES SOLD   Estimated average burden
                             PURSUANT TO RULE 24f-2        hours per response......... 1
                                                           ------------------------------


  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.    Name and address of issuer:
      Hartford Bond HLS Fund, Inc.
      P.O. Box 2999
      Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
      classes):                                            / /

3.    Investment Company Act File Number: 811-3660


      Securities Act File Number:  2-81650


4(a). Last day of fiscal year for which this Form is filed:

      December 31, 1999

4(b). / / Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


 NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
       REGISTRATION FEE DUE.


4(c). / / Check box if this is the last time the issuer will be filing this Form.



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5.      Calculation of registration fee:
(i)     Aggregate sale price of securities sold
        during the fiscal year pursuant to
        section 24(f):                                            $ 9,550,099

(ii)    Aggregate price of securities redeemed
        or repurchased during the fiscal year:     $ 7,400,342

iii)    Aggregate price of securities redeemed
        or repurchased during any PRIOR fiscal
        year ending no earlier than October 11,
        1995 that were not previously used to
        reduce registration fees payable to the
        Commission                                 $ 0
(iv)    Total available redemption credits [add
        Items 5(ii) and 5(iii)]:                                  $ 7,400,342
(v)     Net sales -- if Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                                          $ 2,149,757

(vi)    Redemption credits available for use in
        future years -- if Item 5(i) is less
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:                           $(       )

(vii)   Multiplier for determining registration                   .000264
        fee (See Instruction C.9):                               X
(viii)  Registration fee due [multiply Item 5(v)
        by Item 5(vii)] (enter "0" if no fee is
        due):                                                     =  $567.54


6.      Prepaid Shares
        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
        Securities Act of 1933 pursuant to rule
        24e-2 as in effect before October 11,
        1997, then report the amount of
        securities (number of shares or other
        units) deducted here: _______________.
        If there is a number of shares or other
        units that were registered pursuant to
        rule 24e-2 remaining unsold at the end
        of the fiscal year for which this form
        is filed that are available for use by
        the issuer in future fiscal years, then
        state that number here: _______________.

7.      Interest due -- if this Form is being
        filed more than 90 days after the end of
        the issuer's fiscal year (see
        Instruction D):                                           + $

8.      Total of the amount of the registration
        fee due plus any interest due [line
        5(viii) plus line 7]:                                     = $  567.54

9.      Date the registration fee and any
        interest payment was sent to the
        Commission's lockbox depository: March
        9, 2000 Method of Delivery:
            /X /   Wire Transfer
            / /   Mail or other means
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                                SIGNATURES

  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/
                                     Cynthia J. McNickle

                                     Assistant Director

Date         March 9, 2000

  *Please print the name and title of the signing officer below the signature.